WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 53.5%
COMMUNICATION SERVICES - 5.9%
Diversified Telecommunication Services - 2.3%
AT&T Inc., Senior Notes	0.900%	3/25/24	$3,440,000	$3,359,974
AT&T Inc., Senior Notes	1.700%	3/25/26	1,200,000	1,089,101
NTT Finance Corp., Senior Notes	0.583%	3/1/24	2,760,000	2,700,550	(a)
Verizon Communications Inc., Senior Notes	0.750%	3/22/24	1,560,000	1,522,503
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	2,070,000	2,003,695
Verizon Communications Inc., Senior Notes	1.450%	3/20/26	1,250,000	1,128,983
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	3,430,000	3,263,765
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	62,000	58,283

Total Diversified Telecommunication Services				15,126,854

Entertainment - 0.5%
Warnermedia Holdings Inc., Senior Notes	3.638%	3/15/25	2,300,000	2,218,999
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	350,000	350,087
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	940,000	868,233

Total Entertainment				3,437,319

Interactive Media & Services - 0.0%††
Alphabet Inc., Senior Notes	0.450%	8/15/25	40,000	36,654

Media - 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.500%	2/1/24	1,330,000	1,322,929
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	4,730,000	4,623,476
Comcast Corp., Senior Notes	3.950%	10/15/25	2,590,000	2,513,557
Comcast Corp., Senior Notes	3.150%	3/1/26	70,000	66,491
DISH DBS Corp., Senior Notes	5.875%	11/15/24	250,000	233,096
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	100,000	85,173	(a)
Fox Corp., Senior Notes	4.030%	1/25/24	2,000,000	1,985,964

Total Media				10,830,686

Wireless Telecommunication Services - 1.4%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	1,200,000	995,509	(a)
Sprint LLC, Senior Notes	7.125%	6/15/24	1,940,000	1,953,479
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	1,060,000	1,023,066
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	4,320,000	3,980,684

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2023 Quarterly Report	1

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wireless Telecommunication Services - (continued)
T-Mobile USA Inc., Senior Notes	4.750%	2/1/28	$900,000	$863,557
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	70,000	61,632

Total Wireless Telecommunication Services				8,877,927

TOTAL COMMUNICATION SERVICES				38,309,440

CONSUMER DISCRETIONARY - 4.6%
Automobiles - 2.2%
American Honda Finance Corp., Senior Notes	2.400%	6/27/24	2,530,000	2,468,183
BMW US Capital LLC, Senior Notes	0.800%	4/1/24	1,460,000	1,424,548	(a)
Daimler Finance North America LLC, Senior Notes	0.750%	3/1/24	1,590,000	1,556,899	(a)
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	970,000	900,806
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	1,150,000	1,080,739
General Motors Financial Co. Inc., Senior Notes	3.950%	4/13/24	1,070,000	1,055,848
General Motors Financial Co. Inc., Senior Notes	2.750%	6/20/25	2,820,000	2,656,010
Toyota Motor Corp., Senior Notes	0.681%	3/25/24	3,460,000	3,377,280

Total Automobiles				14,520,313

Broadline Retail - 0.8%
Amazon.com Inc., Senior Notes	0.450%	5/12/24	1,980,000	1,919,054
Amazon.com Inc., Senior Notes	3.000%	4/13/25	770,000	744,198
Amazon.com Inc., Senior Notes	0.800%	6/3/25	650,000	602,764
Amazon.com Inc., Senior Notes	3.300%	4/13/27	590,000	555,395
Prosus NV, Senior Notes	3.257%	1/19/27	1,770,000	1,568,773	(a)

Total Broadline Retail				5,390,184

Hotels, Restaurants & Leisure - 0.9%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	210,000	203,298
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	1,730,000	1,613,857
Marriott International Inc., Senior Notes	3.600%	4/15/24	1,230,000	1,215,038
McDonald’s Corp., Senior Notes	3.300%	7/1/25	170,000	163,799
McDonald’s Corp., Senior Notes	1.450%	9/1/25	1,240,000	1,148,574
McDonald’s Corp., Senior Notes	3.700%	1/30/26	660,000	634,987
McDonald’s Corp., Senior Notes	3.500%	3/1/27	230,000	216,617
Sands China Ltd., Senior Notes	2.550%	3/8/27	420,000	364,644
Sands China Ltd., Senior Notes	3.100%	3/8/29	200,000	165,627

Total Hotels, Restaurants & Leisure				5,726,441

Household Durables - 0.1%
DR Horton Inc., Senior Notes	2.500%	10/15/24	880,000	849,451

Specialty Retail - 0.5%
AutoZone Inc., Senior Notes	5.050%	7/15/26	620,000	611,181
Home Depot Inc., Senior Notes	2.700%	4/15/25	350,000	336,305

See Notes to Schedule of Investments.

2	Western Asset Short-Term Bond Fund 2023 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Specialty Retail - (continued)
Home Depot Inc., Senior Notes	2.500%	4/15/27	$770,000	$702,929
Home Depot Inc., Senior Notes	2.875%	4/15/27	290,000	268,641
Lowe’s Cos. Inc., Senior Notes	4.000%	4/15/25	1,460,000	1,423,337

Total Specialty Retail				3,342,393

Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc., Senior Notes	2.400%	3/27/25	320,000	306,219

TOTAL CONSUMER DISCRETIONARY				30,135,001

CONSUMER STAPLES - 1.7%
Beverages - 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	3,810,000	3,660,254

Consumer Staples Distribution & Retail - 0.2%
Target Corp., Senior Notes	2.250%	4/15/25	800,000	762,610
Walmart Inc., Senior Notes	1.050%	9/17/26	660,000	588,802

Total Consumer Staples Distribution & Retail				1,351,412

Food Products - 0.0%††
Mondelez International Inc., Senior Notes	1.500%	5/4/25	230,000	215,273

Household Products - 0.0%††
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	30,000	27,848

Personal Care Products - 0.4%
Haleon UK Capital PLC, Senior Notes	3.125%	3/24/25	1,040,000	999,204
Kenvue Inc., Senior Notes	5.350%	3/22/26	640,000	638,728	(a)
Kenvue Inc., Senior Notes	5.050%	3/22/28	890,000	878,770	(a)

Total Personal Care Products				2,516,702

Tobacco - 0.5%
Altria Group Inc., Senior Notes	2.350%	5/6/25	2,670,000	2,526,611
Altria Group Inc., Senior Notes	4.400%	2/14/26	800,000	776,902
Philip Morris International Inc., Senior Notes	2.875%	5/1/24	20,000	19,667

Total Tobacco				3,323,180

TOTAL CONSUMER STAPLES				11,094,669

ENERGY - 8.5%
Oil, Gas & Consumable Fuels - 8.5%
Chevron Corp., Senior Notes	1.554%	5/11/25	2,290,000	2,155,189
Columbia Pipelines Holding Co. LLC, Senior Notes	6.055%	8/15/26	860,000	863,034	(a)
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	1,000,000	995,550	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	860,000	846,367
Continental Resources Inc., Senior Notes	2.268%	11/15/26	1,380,000	1,223,307	(a)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2023 Quarterly Report	3

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Devon Energy Corp., Senior Notes	5.250%	9/15/24	$1,520,000	$1,508,907
Devon Energy Corp., Senior Notes	5.850%	12/15/25	3,370,000	3,354,023
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	2,040,000	1,908,409
Energy Transfer LP, Senior Notes	4.500%	4/15/24	980,000	971,776
Energy Transfer LP, Senior Notes	4.050%	3/15/25	610,000	593,384
Energy Transfer LP, Senior Notes	2.900%	5/15/25	1,070,000	1,016,981
Energy Transfer LP, Senior Notes	5.550%	2/15/28	470,000	462,124
Energy Transfer LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	2,170,000	2,166,772
Enterprise Products Operating LLC, Senior Notes	3.750%	2/15/25	720,000	699,637
Enterprise Products Operating LLC, Senior Notes	3.700%	2/15/26	5,510,000	5,281,710
EQT Corp., Senior Notes	3.125%	5/15/26	1,300,000	1,204,021	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	420,000	388,814
EQT Corp., Senior Notes	5.000%	1/15/29	710,000	668,075
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	1,870,000	1,806,252
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	1,930,000	1,899,165
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	1,790,000	1,744,649
MPLX LP, Senior Notes	4.000%	2/15/25	3,160,000	3,075,414
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	2,150,000	1,976,668
ONEOK Inc., Senior Notes	5.550%	11/1/26	480,000	476,987
ONEOK Inc., Senior Notes	5.650%	11/1/28	750,000	740,562
ONEOK Inc., Senior Notes	5.800%	11/1/30	30,000	29,387
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	1,050,000	1,022,241
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,210,000	856,385	(a)
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	2,480,000	2,242,308
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	1,790,000	1,653,190	(a)
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	500,000	464,800	(a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	2,220,000	2,095,139
Targa Resources Corp., Senior Notes	5.200%	7/1/27	2,100,000	2,059,027
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,530,000	1,591,258
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	2,130,000	2,039,976
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	170,000	163,334
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	60,000	56,170
Western Midstream Operating LP, Senior Notes	6.350%	1/15/29	140,000	140,419
Williams Cos. Inc., Senior Notes	4.500%	11/15/23	1,150,000	1,147,175
Williams Cos. Inc., Senior Notes	4.300%	3/4/24	1,300,000	1,290,347

TOTAL ENERGY				54,878,933

See Notes to Schedule of Investments.

4	Western Asset Short-Term Bond Fund 2023 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FINANCIALS - 21.4%
Banks - 14.2%
Banco Santander SA, Senior Notes	2.746%	5/28/25	$2,800,000	$2,637,725
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	1,200,000	1,108,574	(b)
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	8,080,000	7,412,417	(b)
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. Term SOFR + 1.232%)	3.458%	3/15/25	70,000	69,075	(b)
Bank of America Corp., Senior Notes (3.841% to 4/25/24 then SOFR + 1.110%)	3.841%	4/25/25	1,490,000	1,469,126	(b)
Bank of America NA, Senior Notes	5.650%	8/18/25	2,100,000	2,095,232
Bank of Montreal, Senior Notes	3.300%	2/5/24	130,000	128,786
Bank of Montreal, Senior Notes	2.500%	6/28/24	1,490,000	1,452,762
Bank of Nova Scotia, Senior Notes	3.450%	4/11/25	1,220,000	1,174,918
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	1,080,000	999,517
Bank of Nova Scotia, Senior Notes	1.050%	3/2/26	650,000	580,471
BNP Paribas SA, Senior Notes	3.375%	1/9/25	2,110,000	2,037,033	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	970,000	905,453	(a)(b)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. Term SOFR + 2.497%)	4.705%	1/10/25	210,000	208,974	(a)(b)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	1,130,000	1,091,504	(a)(b)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. Term SOFR + 4.167%)	5.950%	5/15/25	540,000	515,911	(b)(c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	2,280,000	2,176,395	(b)
Citigroup Inc., Senior Notes (3.290% to 3/17/25 then SOFR + 1.528%)	3.290%	3/17/26	1,510,000	1,445,465	(b)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	3,000,000	2,911,716
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	2,830,000	2,605,139	(a)(b)
Credit Agricole SA, Senior Notes (1.247% to 1/26/26 then SOFR + 0.892%)	1.247%	1/26/27	2,030,000	1,813,953	(a)(b)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	970,000	966,197	(a)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2023 Quarterly Report	5

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Danske Bank A/S, Senior Notes (3.773% to 3/28/24 then 1 year Treasury Constant Maturity Rate + 1.450%)	3.773%	3/28/25	$3,680,000	$3,625,810	(a)(b)
HSBC Holdings PLC, Senior Notes (0.976% to 5/24/24 then SOFR + 0.708%)	0.976%	5/24/25	3,460,000	3,334,064	(b)
HSBC Holdings PLC, Senior Notes (3.803% to 3/11/24 then 3 mo. Term SOFR + 1.473%)	3.803%	3/11/25	950,000	938,424	(b)
ING Groep NV, Senior Notes (4.017% to 3/28/27 then SOFR + 1.830%)	4.017%	3/28/28	1,680,000	1,560,683	(b)
Intesa Sanpaolo SpA, Senior Notes	3.250%	9/23/24	430,000	416,790	(a)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	7,460,000	7,004,044	(b)
JPMorgan Chase & Co., Senior Notes (3.220% to 3/1/24 then 3 mo. Term SOFR + 1.417%)	3.220%	3/1/25	920,000	908,071	(b)
JPMorgan Chase & Co., Senior Notes (3.845% to 6/14/24 then SOFR + 0.980%)	3.845%	6/14/25	1,450,000	1,424,686	(b)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. Term SOFR + 1.262%)	4.023%	12/5/24	2,530,000	2,518,898	(b)
KeyBank NA, Senior Notes (SOFR + 0.340%)	5.685%	1/3/24	1,410,000	1,404,854	(b)
Lloyds Banking Group PLC, Senior Notes (3.870% to 7/9/24 then 1 year Treasury Constant Maturity Rate + 3.500%)	3.870%	7/9/25	3,160,000	3,099,134	(b)
Mitsubishi UFJ Financial Group Inc., Senior Notes	1.412%	7/17/25	640,000	590,664
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	270,000	260,816	(b)
NatWest Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	1,770,000	1,751,289	(b)
Nordea Bank Abp, Senior Notes	0.625%	5/24/24	1,050,000	1,015,406	(a)
PNC Financial Services Group Inc., Senior Notes	3.500%	1/23/24	370,000	367,207
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	1,050,000	1,041,914	(b)
Royal Bank of Canada, Senior Notes	3.375%	4/14/25	3,340,000	3,223,297
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	1,060,000	980,583
Royal Bank of Canada, Senior Notes (SOFR + 0.360%)	5.700%	7/29/24	1,450,000	1,448,528	(b)
Sumitomo Mitsui Financial Group Inc., Senior Notes	0.508%	1/12/24	510,000	502,481
Sumitomo Mitsui Financial Group Inc., Senior Notes (3 mo. Term SOFR + 1.062%)	6.372%	10/16/23	1,290,000	1,290,222	(b)

See Notes to Schedule of Investments.

6	Western Asset Short-Term Bond Fund 2023 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Swedbank AB, Senior Notes	3.356%	4/4/25	$3,960,000	$3,811,574	(a)
Toronto-Dominion Bank, Senior Notes	5.523%	7/17/28	1,820,000	1,797,418
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	420,000	415,577	(b)
US Bancorp, Senior Notes	3.375%	2/5/24	315,000	312,031
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	250,000	220,666	(b)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	450,000	438,271	(b)
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	2,060,000	2,045,310
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	5,830,000	5,475,461	(b)
Wells Fargo & Co., Senior Notes (3.908% to 4/25/25 then SOFR + 1.320%)	3.908%	4/25/26	3,070,000	2,958,958	(b)

Total Banks				91,989,474

Capital Markets - 5.3%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	440,000	412,530
Bank of New York Mellon Corp., Senior Notes (3.992% to 6/13/27 then SOFR + 1.151%)	3.992%	6/13/28	900,000	849,015	(b)
Charles Schwab Corp., Senior Notes	0.750%	3/18/24	1,970,000	1,923,094
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	210,000	209,390
Credit Suisse AG, Senior Notes	4.750%	8/9/24	370,000	364,827
Credit Suisse AG, Senior Notes	3.625%	9/9/24	1,140,000	1,109,937
Credit Suisse AG, Senior Notes	2.950%	4/9/25	880,000	836,483
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	4,260,000	4,220,272
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	1,010,000	972,772
Goldman Sachs Group Inc., Senior Notes (3.272% to 9/29/24 then 3 mo. Term SOFR + 1.463%)	3.272%	9/29/25	6,550,000	6,348,782	(b)
Goldman Sachs Group Inc., Senior Notes (4.387% to 6/15/26 then SOFR + 1.510%)	4.387%	6/15/27	720,000	693,085	(b)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	4,380,000	4,116,201	(b)
Morgan Stanley, Senior Notes (3.620% to 4/17/24 then SOFR + 1.160%)	3.620%	4/17/25	3,400,000	3,346,921	(b)
Morgan Stanley, Senior Notes (SOFR + 0.455%)	5.790%	1/25/24	4,370,000	4,369,560	(b)
Morgan Stanley Bank NA, Senior Notes	4.754%	4/21/26	670,000	655,081
UBS AG, Senior Notes	0.700%	8/9/24	1,000,000	956,003	(a)
UBS Group AG, Senior Notes	4.125%	9/24/25	940,000	901,422	(a)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2023 Quarterly Report	7

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
UBS Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	$880,000	$818,787	(a)(b)
UBS Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	1,490,000	1,434,621	(a)(b)

Total Capital Markets				34,538,783

Financial Services - 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	1.650%	10/29/24	2,910,000	2,769,160
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	6.100%	1/15/27	1,160,000	1,154,908
Caterpillar Financial Services Corp., Senior Notes	0.450%	5/17/24	2,310,000	2,238,265
National Securities Clearing Corp., Senior Notes	0.750%	12/7/25	1,020,000	920,683	(a)
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	2,260,000	2,115,715
USAA Capital Corp., Senior Notes	0.500%	5/1/24	340,000	329,385	(a)
Visa Inc., Senior Notes	3.150%	12/14/25	520,000	496,499

Total Financial Services				10,024,615

Insurance - 0.4%
American International Group Inc., Senior Notes	2.500%	6/30/25	60,000	56,629
Great-West Lifeco US Finance 2020 LP, Senior Notes	0.904%	8/12/25	1,630,000	1,475,876	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	940,000	865,589	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	60,000	55,378	(a)

Total Insurance				2,453,472

TOTAL FINANCIALS				139,006,344

HEALTH CARE - 4.0%
Biotechnology - 0.9%
AbbVie Inc., Senior Notes	3.750%	11/14/23	2,930,000	2,922,895
AbbVie Inc., Senior Notes	2.600%	11/21/24	2,440,000	2,353,156
AbbVie Inc., Senior Notes	2.950%	11/21/26	390,000	362,080
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	310,000	306,672

Total Biotechnology				5,944,803

Health Care Equipment & Supplies - 0.1%
Becton Dickinson & Co., Senior Notes	3.363%	6/6/24	580,000	569,878

Health Care Providers & Services - 1.9%
Centene Corp., Senior Notes	4.250%	12/15/27	30,000	27,683
Cigna Group, Senior Notes	4.125%	11/15/25	2,090,000	2,024,195
CVS Health Corp., Senior Notes	2.625%	8/15/24	3,630,000	3,530,106

See Notes to Schedule of Investments.

8	Western Asset Short-Term Bond Fund 2023 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - (continued)
CVS Health Corp., Senior Notes	3.875%	7/20/25	$2,070,000	$2,000,852
CVS Health Corp., Senior Notes	3.000%	8/15/26	1,040,000	967,363
Humana Inc., Senior Notes	4.500%	4/1/25	590,000	579,525
UnitedHealth Group Inc., Senior Notes	0.550%	5/15/24	710,000	687,779
UnitedHealth Group Inc., Senior Notes	2.375%	8/15/24	460,000	447,195
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	420,000	408,774
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	350,000	319,015
UnitedHealth Group Inc., Senior Notes	3.700%	5/15/27	1,150,000	1,090,592

Total Health Care Providers & Services				12,083,079

Pharmaceuticals - 1.1%
Astrazeneca Finance LLC, Senior Notes	0.700%	5/28/24	3,420,000	3,309,896
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	31,000	30,308
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	3,240,000	2,890,438
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	1,000,000	918,783

Total Pharmaceuticals				7,149,425

TOTAL HEALTH CARE				25,747,185

INDUSTRIALS - 3.2%
Aerospace & Defense - 1.4%
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	1,510,000	1,419,878	(a)
Boeing Co., Senior Notes	1.433%	2/4/24	1,820,000	1,791,239
Boeing Co., Senior Notes	4.875%	5/1/25	2,880,000	2,830,981
Boeing Co., Senior Notes	2.196%	2/4/26	1,640,000	1,506,196
General Dynamics Corp., Senior Notes	3.250%	4/1/25	1,340,000	1,296,368

Total Aerospace & Defense				8,844,662

Building Products - 0.0%††
Carrier Global Corp., Senior Notes	2.242%	2/15/25	62,000	58,940

Commercial Services & Supplies - 0.1%
Republic Services Inc., Senior Notes	2.500%	8/15/24	460,000	446,940

Ground Transportation - 0.2%
Canadian Pacific Railway Co., Senior Notes	1.750%	12/2/26	1,340,000	1,196,335

Industrial Conglomerates - 0.3%
3M Co., Senior Notes	3.250%	2/14/24	1,590,000	1,574,261

Machinery - 0.2%
John Deere Capital Corp., Senior Notes	0.450%	6/7/24	1,530,000	1,479,785
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	100,000	87,991	(a)

Total Machinery				1,567,776

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2023 Quarterly Report	9

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Passenger Airlines - 0.3%
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	$538,000	$538,208	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	400,000	370,314	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	1,410,000	1,213,412	(a)

Total Passenger Airlines				2,121,934

Trading Companies & Distributors - 0.7%
Air Lease Corp., Senior Notes	0.700%	2/15/24	1,900,000	1,862,067
Air Lease Corp., Senior Notes	1.875%	8/15/26	3,030,000	2,693,713
Air Lease Corp., Senior Notes	5.300%	2/1/28	40,000	38,672

Total Trading Companies & Distributors				4,594,452

TOTAL INDUSTRIALS				20,405,300

INFORMATION TECHNOLOGY - 1.2%
Communications Equipment - 0.0%††
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	40,000	29,474	(a)

IT Services - 0.1%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	910,000	894,716

Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.625%	1/15/24	590,000	585,723
Broadcom Inc., Senior Notes	3.150%	11/15/25	230,000	217,475
Intel Corp., Senior Notes	3.700%	7/29/25	1,180,000	1,142,683
Microchip Technology Inc., Senior Notes	0.983%	9/1/24	360,000	343,740
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	46,000	43,705
Texas Instruments Inc., Senior Notes	1.375%	3/12/25	540,000	510,063
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	1,150,000	1,032,100

Total Semiconductors & Semiconductor Equipment				3,875,489

Software - 0.2%
Oracle Corp., Senior Notes	4.500%	5/6/28	1,300,000	1,239,726

Technology Hardware, Storage & Peripherals - 0.3%
Apple Inc., Senior Notes	1.125%	5/11/25	2,070,000	1,936,696

TOTAL INFORMATION TECHNOLOGY				7,976,101

MATERIALS - 1.5%
Chemicals - 0.3%
MEGlobal BV, Senior Notes	4.250%	11/3/26	1,920,000	1,826,592	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	320,000	285,603	(a)

Total Chemicals				2,112,195

See Notes to Schedule of Investments.

10	Western Asset Short-Term Bond Fund 2023 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - 0.7%
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	$1,220,000	$1,209,713	(a)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	840,000	831,722	(a)
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	860,000	875,149
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	751,000	756,303
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	710,000	667,070

Total Metals & Mining				4,339,957

Paper & Forest Products - 0.5%
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	1,740,000	1,629,652	(a)
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	790,000	781,324	(a)
Suzano International Finance BV, Senior Notes	5.500%	1/17/27	870,000	853,091

Total Paper & Forest Products				3,264,067

TOTAL MATERIALS				9,716,219

REAL ESTATE - 0.1%
Health Care REITs - 0.1%
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	390,000	333,906	(a)

UTILITIES - 1.4%
Electric Utilities - 1.4%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.200%	10/1/28	1,570,000	1,558,743
NextEra Energy Capital Holdings Inc., Senior Notes	5.749%	9/1/25	420,000	418,957
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	6/8/25	1,190,000	1,162,509
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	2,212,000	2,160,935	(a)
Southern California Edison Co., First Mortgage Bonds	0.975%	8/1/24	1,170,000	1,123,213
Southern California Edison Co., First Mortgage Bonds	5.650%	10/1/28	2,720,000	2,716,405

TOTAL UTILITIES				9,140,762

TOTAL CORPORATE BONDS & NOTES (Cost - $362,286,234)				346,743,860

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 14.5%
U.S. Government Agencies - 0.2%
Federal National Mortgage Association (FNMA), Notes	0.375%	8/25/25	1,010,000	924,003

U.S. Government Obligations - 14.3%
Federal Farm Credit Banks Funding Corp., Bonds	3.375%	8/26/24	830,000	814,181
U.S. Treasury Notes	0.250%	6/15/24	1,230,000	1,185,885

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2023 Quarterly Report	11

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Notes	3.000%	6/30/24	$11,450,000	$11,241,981
U.S. Treasury Notes	0.250%	5/31/25	20,000	18,445
U.S. Treasury Notes	0.250%	7/31/25	4,545,000	4,162,048
U.S. Treasury Notes	2.750%	7/31/27	9,400,000	8,757,789
U.S. Treasury Notes	4.125%	10/31/27	9,210,000	9,015,367
U.S. Treasury Notes	3.500%	1/31/28	12,820,000	12,236,590
U.S. Treasury Notes	4.000%	2/29/28	2,670,000	2,601,268
U.S. Treasury Notes	3.500%	4/30/28	39,930,000	38,062,961
U.S. Treasury Notes	3.625%	5/31/28	4,850,000	4,648,990

Total U.S. Government Obligations				92,745,505

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $97,632,050)				93,669,508

ASSET-BACKED SECURITIES - 13.6%
ABFC Trust, 2002-WF2 A2 (1 mo. Term SOFR + 1.239%)	6.559%	5/25/32	10,097	10,021	(b)
ABFC Trust, 2003-OPT1 A3 (1 mo. Term SOFR + 0.794%)	6.114%	4/25/33	477,488	452,212	(b)
ABFC Trust, 2004-OPT2 M1 (1 mo. Term SOFR + 0.939%)	6.259%	8/25/33	132	132	(b)
Allegro CLO Ltd., 2014-1RA A1 (3 mo. Term SOFR + 1.342%)	6.675%	10/21/28	712,539	712,193	(a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2020-2A A	2.020%	2/20/27	940,000	858,814	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	1,230,000	1,086,866	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A C	2.130%	8/20/27	980,000	854,711	(a)
Ballyrock CLO Ltd., 2019-2A A1BR (3 mo. Term SOFR + 1.462%)	6.841%	11/20/30	490,000	488,818	(a)(b)
Barings Private Credit Corp. CLO Ltd., 2023-1A A1 (3 mo. Term SOFR + 2.400%)	7.807%	7/15/31	1,130,000	1,130,538	(a)(b)
Battery Park CLO Ltd., 2022-1A A1 (3 mo. Term SOFR + 2.210%)	7.536%	10/20/35	1,150,000	1,155,133	(a)(b)
BCRED MML CLO LLC, 2021-1A A (3 mo. Term SOFR + 1.742%)	7.050%	1/15/35	1,050,000	1,039,500	(a)(b)
BDS Ltd., 2021-FL10 D (1 mo. Term SOFR + 2.964%)	8.295%	12/16/36	1,320,000	1,257,385	(a)(b)
BlueMountain CLO Ltd., 2018-22A A1 (3 mo. Term SOFR + 1.342%)	6.650%	7/15/31	770,000	768,053	(a)(b)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. Term SOFR + 0.714%)	6.034%	7/25/36	690,672	595,967	(a)(b)

See Notes to Schedule of Investments.

12	Western Asset Short-Term Bond Fund 2023 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. Term SOFR + 1.312%)	6.669%	7/27/31	$376,896	$376,820	(a)(b)
CarVal CLO Ltd., 2023-1A A1 (3 mo. Term SOFR + 2.200%)	7.526%	1/20/35	1,210,000	1,218,554	(a)(b)
CBAM Ltd., 2017-1A A1 (3 mo. Term SOFR + 1.512%)	6.838%	7/20/30	304,826	305,067	(a)(b)
CCG Receivables Trust, 2021-2 A2	0.540%	3/14/29	1,000,214	964,344	(a)
Cedar Funding CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	1,700,000	1,580,974	(a)
Countrywide Asset-Backed Certificates Trust, 2002-S3 M1	4.800%	5/25/32	1,285	915	(b)
Dryden CLO Ltd., 2019-80A BR (3 mo. Term SOFR + 1.750%)	7.058%	1/17/33	1,710,000	1,685,354	(a)(b)
Ent Auto Receivables Trust, 2023-1A A4	6.260%	11/15/29	640,000	640,651	(a)
Enterprise Fleet Financing LLC, 2022-3 A2	4.380%	7/20/29	982,407	962,145	(a)
Enterprise Fleet Financing LLC, 2023-1 A2	5.510%	1/22/29	1,590,000	1,577,568	(a)
Ford Credit Auto Owner Trust, 2023-1 A	4.850%	8/15/35	2,000,000	1,939,887	(a)
Fortress Credit BSL Ltd., 2021-1A A (3 mo. Term SOFR + 1.732%)	7.058%	4/20/33	2,990,000	2,991,293	(a)(b)
Foundation Finance Trust, 2021-1A A	1.270%	5/15/41	307,421	271,289	(a)
Galaxy CLO Ltd., 2018-26A A (3 mo. Term SOFR + 1.462%)	6.845%	11/22/31	450,000	449,859	(a)(b)
GECU Auto Receivables Trust, 2023-1A A3	5.630%	8/15/28	1,530,000	1,518,694	(a)
GoldenTree Loan Management US CLO Ltd., 2021-10A A (3 mo. Term SOFR + 1.362%)	6.688%	7/20/34	2,590,000	2,586,638	(a)(b)
GoldenTree Loan Opportunities Ltd., 2014-9A AR2 (3 mo. Term SOFR + 1.372%)	6.741%	10/29/29	284,792	284,943	(a)(b)
GoldenTree Loan Opportunities Ltd., 2014-9A BR2 (3 mo. Term SOFR + 1.862%)	7.231%	10/29/29	1,080,000	1,081,768	(a)(b)
Golub Capital Partners CLO LP, 2021-54A A (3 mo. Term SOFR + 1.792%)	7.161%	8/5/33	1,980,000	1,959,831	(a)(b)
Golub Capital Partners CLO Ltd., 2015-25A AR (3 mo. Term SOFR + 1.642%)	7.011%	5/5/30	956,747	955,254	(a)(b)
Golub Capital Partners CLO Ltd., 2018-36A B (3 mo. Term SOFR + 1.912%)	7.281%	2/5/31	1,270,000	1,242,624	(a)(b)
Golub Capital Partners CLO Ltd., 2020-47A A1 (3 mo. Term SOFR + 1.942%)	7.311%	5/5/32	1,080,000	1,075,140	(a)(b)
GoodLeap Sustainable Home Solutions Trust, 2021-4GS A	1.930%	7/20/48	570,699	420,122	(a)
Great Lakes Kcap F3c Senior LLC, 2017-1A A (3 mo. Term SOFR + 2.162%)	7.559%	12/20/29	880,716	882,528	(a)(b)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2023 Quarterly Report	13

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Greenwood Park CLO Ltd., 2018-1A A2 (3 mo. Term SOFR + 1.272%)	6.580%	4/15/31	$500,000	$499,645	(a)(b)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. Term SOFR + 1.134%)	6.467%	7/15/39	1,030,000	1,015,473	(a)(b)
Greywolf CLO Ltd., 2018-1A A2 (3 mo. Term SOFR + 1.890%)	7.241%	4/26/31	650,000	648,354	(a)(b)
Grippen Park CLO Ltd., 2017-1A A (3 mo. Term SOFR + 1.522%)	6.848%	1/20/30	801,568	801,303	(a)(b)
Grippen Park CLO Ltd., 2017-1A C (3 mo. Term SOFR + 2.562%)	7.888%	1/20/30	750,000	750,032	(a)(b)
Halsey Point CLO Ltd., 2019-1A A1A1 (3 mo. Term SOFR + 1.612%)	6.938%	1/20/33	1,360,000	1,358,009	(a)(b)
Hertz Vehicle Financing LLC, 2021-1A A	1.210%	12/26/25	1,250,000	1,186,929	(a)
Hertz Vehicle Financing LP, 2021-2A A	1.680%	12/27/27	530,000	465,723	(a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	1,321,287	1,088,798	(a)
Home Equity Asset Trust, 2005-6 M5 (1 mo. Term SOFR + 1.059%)	6.379%	12/25/35	380,000	345,236	(b)
JPMorgan Mortgage Acquisition Trust, 2007-CH2 MV2 (1 mo. Term SOFR + 0.414%)	5.734%	1/25/37	420,000	400,946	(b)
KREF Ltd., 2022-FL3 A (1 mo. Term SOFR + 1.450%)	6.777%	2/17/39	1,600,000	1,583,147	(a)(b)
Magnetite Ltd., 2015-14RA A2 (3 mo. Term SOFR + 1.382%)	6.692%	10/18/31	730,000	730,433	(a)(b)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. Term SOFR + 0.634%)	5.954%	6/25/46	31,183	29,609	(a)(b)
MF1 LLC, 2022-FL9 A (1 mo. Term SOFR + 2.150%)	7.477%	6/19/37	2,250,000	2,253,352	(a)(b)
MF1 Ltd., 2021-FL7 A (1 mo. Term SOFR + 1.194%)	6.525%	10/16/36	1,060,000	1,049,284	(a)(b)
Midocean Credit CLO, 2018-8A A1R (3 mo. Term SOFR + 1.312%)	6.691%	2/20/31	738,166	737,767	(a)(b)
Midocean Credit CLO, 2018-9A B (3 mo. Term SOFR + 2.012%)	7.338%	7/20/31	1,750,000	1,738,123	(a)(b)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. Term SOFR + 1.862%)	7.188%	10/20/30	250,000	248,052	(a)(b)
Navient Private Education Refi Loan Trust, 2022-BA A	4.160%	10/15/70	935,116	874,103	(a)
Navient Student Loan Trust, 2016-6A A3 (30 Day Average SOFR + 1.414%)	6.729%	3/25/66	1,812,683	1,818,867	(a)(b)

See Notes to Schedule of Investments.

14	Western Asset Short-Term Bond Fund 2023 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Navient Student Loan Trust, 2021-1A A1B (30 Day Average SOFR + 0.714%)	6.029%	12/26/69	$639,163	$632,443	(a)(b)
Nelnet Student Loan Trust, 2014-6A A (30 Day Average SOFR + 0.764%)	6.079%	11/25/52	235,211	232,655	(a)(b)
Nelnet Student Loan Trust, 2021-A A2 (1 mo. Term SOFR + 1.144%)	6.469%	4/20/62	1,310,000	1,293,519	(a)(b)
Nelnet Student Loan Trust, 2021-A APT1	1.360%	4/20/62	539,066	480,851	(a)
Neuberger Berman Loan Advisers CLO Ltd., 2017-24A AR (3 mo. Term SOFR + 1.282%)	6.602%	4/19/30	471,871	471,705	(a)(b)
Neuberger Berman Loan Advisers CLO Ltd., 2018-29A A1 (3 mo. Term SOFR + 1.392%)	6.712%	10/19/31	250,000	250,000	(a)(b)
Neuberger Berman Loan Advisers CLO Ltd., 2021-40A A (3 mo. Term SOFR + 1.322%)	6.630%	4/16/33	600,000	597,526	(a)(b)
Ocean Trails CLO, 2019-7A AR (3 mo. Term SOFR + 1.272%)	6.580%	4/17/30	1,369,132	1,366,259	(a)(b)
Ocean Trails CLO Ltd., 2023-14A A1 (3 mo. Term SOFR + 2.000%)	7.326%	1/20/35	670,000	673,488	(a)(b)
Octagon Investment Partners Ltd., 2014-1A AAR3 (3 mo. Term SOFR + 1.262%)	6.631%	2/14/31	260,000	258,956	(a)(b)
Octagon Investment Partners Ltd., 2018-1A A1A (3 mo. Term SOFR + 1.322%)	6.648%	1/20/31	2,952,897	2,947,166	(a)(b)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. Term SOFR + 1.302%)	6.679%	5/23/31	238,255	238,273	(a)(b)
Option One Mortgage Loan Trust, 2007-FXD1 1A1	5.866%	1/25/37	413,922	321,433
Option One Mortgage Loan Trust, 2007-FXD1 2A1	5.866%	1/25/37	368,849	294,751
Owl Rock CLO Ltd., 2019-1A A (3 mo. Term SOFR + 2.062%)	7.441%	5/20/31	710,497	711,050	(a)(b)
Parliament Funding Ltd., 2020-1A AR (3 mo. Term SOFR + 1.512%)	6.838%	10/20/31	1,915,391	1,910,698	(a)(b)
Saranac CLO Ltd., 2014-3A BR (3 mo. USD LIBOR + 1.850%)	7.508%	6/22/30	690,000	686,092	(a)(b)
Saxon Asset Securities Trust, 2003-3 M1 (1 mo. Term SOFR + 1.089%)	3.759%	12/25/33	15,426	14,833	(b)
SLM Private Credit Student Loan Trust, 2005-A A4 (3 mo. Term SOFR + 0.572%)	5.981%	12/15/38	906,697	878,660	(b)
SLM Private Credit Student Loan Trust, 2006-A A5 (3 mo. Term SOFR + 0.552%)	5.961%	6/15/39	674,214	650,553	(b)
SLM Private Credit Student Loan Trust, 2006-B A5 (3 mo. Term SOFR + 0.532%)	5.941%	12/15/39	373,745	358,865	(b)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2023 Quarterly Report	15

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
SLM Student Loan Trust, 2003-10A A4 (90 Day Average SOFR + 0.931%)	6.152%	12/17/68	$678,308	$672,991	(a)(b)
SMB Private Education Loan Trust, 2016-C A2A	2.340%	9/15/34	285,020	276,659	(a)
SMB Private Education Loan Trust, 2021-A A2A1 (1 mo. Term SOFR + 0.844%)	6.177%	1/15/53	409,658	403,487	(a)(b)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	438,406	380,571	(a)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	757,203	634,746	(a)
SMB Private Education Loan Trust, 2023-B A1B (30 Day Average SOFR + 1.800%)	7.113%	10/16/56	2,280,876	2,298,532	(a)(b)
Sonic Capital LLC, 2020-1A A2I	3.845%	1/20/50	87,225	79,304	(a)
Stonepeak ABS, 2021-1A A	2.675%	2/28/33	932,081	831,114	(a)
Stratus CLO Ltd., 2021-3A A (3 mo. Term SOFR + 1.212%)	6.538%	12/29/29	1,122,092	1,117,965	(a)(b)
Stratus Static CLO Ltd., 2022-3A A (3 mo. Term SOFR + 2.150%)	7.476%	10/20/31	673,039	674,004	(a)(b)
Structured Asset Securities Corp., 2004-SC1 A	8.239%	12/25/29	4,806	4,047	(a)(b)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-GEL4 M1 (1 mo. Term SOFR + 0.684%)	6.004%	10/25/36	296,630	286,359	(a)(b)
Structured Asset Securities Corp. Trust, 2005- SC1 1A2	6.990%	5/25/31	433,822	331,499	(a)(b)
STWD Ltd., 2022-FL3 A (30 Day Average SOFR + 1.350%)	6.663%	11/15/38	250,000	245,126	(a)(b)
Sycamore Tree CLO Ltd., 2023-2A A (3 mo. Term SOFR + 2.330%)	7.656%	4/20/35	1,210,000	1,218,172	(a)(b)
Symphony CLO Ltd., 2016-18A BR (3 mo. Term SOFR + 1.862%)	7.207%	7/23/33	1,040,000	1,025,572	(a)(b)
Symphony CLO Ltd., 2018-19A A (3 mo. Term SOFR + 1.222%)	6.530%	4/16/31	258,241	257,982	(a)(b)
TRP LLC, 2021-1 A	2.070%	6/19/51	883,715	762,776	(a)
Voya CLO Ltd., 2015-1A A1R (3 mo. Term SOFR + 1.162%)	6.472%	1/18/29	329,332	329,346	(a)(b)
Voya CLO Ltd., 2018-3A A1A (3 mo. Term SOFR + 1.412%)	6.720%	10/15/31	350,000	349,584	(a)(b)
Voya CLO Ltd., 2018-4A A1AR (3 mo. Term SOFR + 1.302%)	6.610%	1/15/32	820,000	817,070	(a)(b)
Whitebox CLO Ltd., 2019-1A ANAR (3 mo. Term SOFR + 1.392%)	6.737%	7/24/32	1,940,000	1,937,330	(a)(b)

See Notes to Schedule of Investments.

16	Western Asset Short-Term Bond Fund 2023 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Woodmont Trust, 2023-12A A1A (3 mo. Term SOFR + 2.500%)	7.620%	7/25/31	$840,000	$842,874	(a)(b)
ZAIS CLO Ltd., 2019-13A A1A (3 mo. Term SOFR + 1.752%)	7.060%	7/15/32	300,000	300,063	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $90,361,025)				88,352,739

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - 12.1%
Alternative Loan Trust, 2005-56 4A1 (1 mo. Term SOFR + 0.734%)	6.054%	11/25/35	62,280	55,647	(b)
AREIT Trust, 2021-CRE5 A (1 mo. Term SOFR + 1.194%)	6.525%	11/17/38	657,763	644,508	(a)(b)
Banc of America Mortgage Trust, 2003-C B1	4.746%	4/25/33	14,181	3,058	(b)
BANK, 2017-BNK9 ASB	3.470%	11/15/54	1,092,694	1,030,677
BANK, 2022-BNK39 XA, IO	0.533%	2/15/55	60,658,398	1,629,964	(b)
BANK, 2022-BNK40 A4	3.507%	3/15/64	470,000	393,041	(b)
BANK, 2023-BNK45 A5	5.203%	2/15/56	1,590,000	1,505,097
Bear Stearns ALT-A Trust, 2007-1 1A1 (1 mo. Term SOFR + 0.434%)	5.754%	1/25/47	80,585	64,754	(b)
Benchmark Mortgage Trust, 2021-B31 A5	2.669%	12/15/54	1,320,000	1,043,912
BPR Trust, 2021-TY C (1 mo. Term SOFR + 1.814%)	7.147%	9/15/38	990,000	926,360	(a)(b)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. Term SOFR + 4.004%)	9.336%	10/15/38	774,111	732,645	(a)(b)
BX Commercial Mortgage Trust, 2022-AHP A (1 mo. Term SOFR + 0.990%)	6.322%	1/17/39	1,270,000	1,242,139	(a)(b)
BX Commercial Mortgage Trust, 2023-VLT2 A (1 mo. Term SOFR + 2.281%)	7.613%	6/15/40	1,970,000	1,972,119	(a)(b)
BX Mortgage Trust, 2021-PAC A (1 mo. Term SOFR + 0.804%)	6.136%	10/15/36	330,000	322,903	(a)(b)
BX Trust, 2019-OC11 A	3.202%	12/9/41	680,000	574,491	(a)
BX Trust, 2021-ARIA G (1 mo. Term SOFR + 3.257%)	8.589%	10/15/36	990,000	928,835	(a)(b)
BX Trust, 2021-BXMF A (1 mo. Term SOFR + 0.750%)	6.082%	10/15/26	1,640,000	1,607,186	(a)(b)
BX Trust, 2021-SDMF F (1 mo. Term SOFR + 2.051%)	7.383%	9/15/34	1,170,000	1,099,664	(a)(b)
BX Trust, 2022-CLS A	5.760%	10/13/27	1,630,000	1,575,117	(a)
BX Trust, 2022-IND A (1 mo. Term SOFR + 1.491%)	6.823%	4/15/37	629,677	625,706	(a)(b)
BX Trust, 2022-LBA6 A (1 mo. Term SOFR + 1.000%)	6.332%	1/15/39	1,290,000	1,262,499	(a)(b)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2023 Quarterly Report	17

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
BX Trust, 2023-LIFE A	5.045%	2/15/28	$1,270,000	$1,196,213	(a)
CD Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	960,000	873,797	(b)
CFK Trust, 2020-MF2 F	3.573%	3/15/39	1,270,000	921,823	(a)(b)
Chase Mortgage Finance Trust, 2007-A1 2A3	5.269%	2/25/37	5,719	5,291	(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. Term SOFR + 0.414%)	5.738%	8/25/35	1,109	1,033	(a)(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-4A A2 (1 mo. Term SOFR + 0.694%)	6.014%	10/25/35	9,587	8,786	(a)(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2005-1A A2 (1 mo. Term SOFR + 0.314%)	5.634%	1/25/36	2,238	1,989	(a)(b)
Citigroup Commercial Mortgage Trust, 2013- 375P A	3.251%	5/10/35	316,184	294,660	(a)
Citigroup Commercial Mortgage Trust, 2017-B1 A4	3.458%	8/15/50	930,000	842,310
Citigroup Mortgage Loan Trust, 2007-AR4 2A1A	4.524%	3/25/37	18,707	18,289	(b)
Countrywide Home Loans Reperforming REMIC Trust, 2006-R2 AF1 (1 mo. Term SOFR + 0.534%)	5.854%	7/25/36	74,946	68,310	(a)(b)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	1,280,000	1,283,688	(a)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	1,730,000	1,434,939	(a)
CSMC Trust, 2020-RPL4 A1	2.000%	1/25/60	280,348	239,338	(a)(b)
DSLA Mortgage Loan Trust, 2005-AR1 2A1A (1 mo. Term SOFR + 0.614%)	5.942%	2/19/45	10,469	10,268	(b)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	440,962	345,530	(a)(b)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	1,091,618	891,413	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2525 AM	4.500%	4/15/32	50,713	48,915
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5200 KQ, PAC	3.000%	9/25/49	81,091	71,437
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA1 B1 (30 Day Average SOFR + 2.414%)	7.729%	1/25/50	230,000	231,502	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA2 M2 (30 Day Average SOFR + 1.964%)	7.279%	2/25/50	135,586	135,873	(a)(b)

See Notes to Schedule of Investments.

18	Western Asset Short-Term Bond Fund 2023 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA1 M2 (30 Day Average SOFR + 1.800%)	7.115%	1/25/51	$162,126	$161,661	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 M1A (30 Day Average SOFR + 2.000%)	7.315%	4/25/42	320,389	322,836	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 M1B (30 Day Average SOFR + 2.900%)	8.215%	4/25/42	590,000	603,942	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-1 M	4.750%	5/25/57	603,976	559,025	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-1 M	4.750%	7/25/58	1,040,000	948,383	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	950,000	822,019	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2017-C07 1B1 (30 Day Average SOFR + 4.114%)	9.429%	5/25/30	370,000	397,980	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01 1B1 (30 Day Average SOFR + 3.664%)	8.979%	7/25/30	410,000	435,484	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2019-R07 1M2 (30 Day Average SOFR + 2.214%)	7.529%	10/25/39	15,101	15,126	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1M2 (30 Day Average SOFR + 2.164%)	7.479%	1/25/40	107,690	108,131	(a)(b)
Federal National Mortgage Association (FNMA) - CAS, 2022-R04 1M2 (30 Day Average SOFR + 3.100%)	8.415%	3/25/42	540,000	548,895	(a)(b)
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	193,697	170,277
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	43,054	39,931
Federal National Mortgage Association (FNMA) REMIC, 2018-74 AB	3.500%	10/25/48	166,702	147,525
Federal National Mortgage Association (FNMA) REMIC, 2022-57 BC	4.000%	9/25/52	90,433	83,130

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2023 Quarterly Report	19

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Freddie Mac Structured Pass-Through Certificates, T-51 1A	6.500%	9/25/43	$38,755	$37,948	(b)
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. Term SOFR + 0.794%)	6.123%	2/20/60	18,201	18,114	(b)
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. Term SOFR + 0.664%)	5.993%	3/20/60	150,895	150,380	(b)
Government National Mortgage Association (GNMA), 2010-H10 FB (1 mo. Term SOFR + 1.114%)	6.443%	5/20/60	250,012	250,529	(b)
Government National Mortgage Association (GNMA), 2010-H20 AF (1 mo. Term SOFR + 0.444%)	5.762%	10/20/60	443,738	440,965	(b)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. Term SOFR + 0.464%)	5.782%	8/20/58	348,875	346,851	(b)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. Term SOFR + 0.564%)	5.882%	11/20/60	498,790	496,818	(b)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. Term SOFR + 0.614%)	5.932%	1/20/61	42,127	41,942	(b)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. Term SOFR + 0.614%)	5.932%	12/20/60	75,103	74,756	(b)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. Term SOFR + 0.564%)	5.882%	2/20/61	93,443	92,962	(b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. Term SOFR + 0.614%)	5.932%	2/20/61	46,234	46,023	(b)
Government National Mortgage Association (GNMA), 2011-H19 FA (1 mo. Term SOFR + 0.584%)	5.902%	8/20/61	182,131	181,308	(b)
Government National Mortgage Association (GNMA), 2012-H21 FA (1 mo. Term SOFR + 0.614%)	5.932%	7/20/62	1,838,413	1,829,989	(b)
Government National Mortgage Association (GNMA), 2012-H23 SA (1 mo. Term SOFR + 0.644%)	5.962%	10/20/62	90,564	90,227	(b)

See Notes to Schedule of Investments.

20	Western Asset Short-Term Bond Fund 2023 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Government National Mortgage Association (GNMA), 2012-H23 WA (1 mo. Term SOFR + 0.634%)	5.952%	10/20/62	$53,096	$52,849	(b)
Government National Mortgage Association (GNMA), 2013-H02 FD (1 mo. Term SOFR + 0.454%)	5.772%	12/20/62	520,801	516,948	(b)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. Term SOFR + 0.514%)	5.832%	3/20/63	222,679	220,326	(b)
Government National Mortgage Association (GNMA), 2013-H14 FC (1 mo. Term SOFR + 0.584%)	5.902%	6/20/63	48,355	48,120	(b)
Government National Mortgage Association (GNMA), 2013-H14 FD (1 mo. Term SOFR + 0.584%)	5.902%	6/20/63	21,240	21,119	(b)
Government National Mortgage Association (GNMA), 2013-H14 FG (1 mo. Term SOFR + 0.584%)	5.902%	5/20/63	22,530	22,416	(b)
Government National Mortgage Association (GNMA), 2018-168 PA, PAC	4.000%	8/20/48	129,998	119,999
Government National Mortgage Association (GNMA), 2019-18 TP, PAC	3.500%	2/20/49	91,844	81,110
Government National Mortgage Association (GNMA), 2021-8 AQ	5.000%	1/20/51	74,606	72,972
Government National Mortgage Association (GNMA), 2021-29 AG	5.000%	2/20/51	74,788	71,613
Government National Mortgage Association (GNMA), 2021-H03 FA (30 Day Average SOFR + 0.380%)	4.550%	4/20/70	1,965,263	1,905,280	(b)
Government National Mortgage Association (GNMA), 2021-H16 FG (30 Day Average SOFR + 0.300%)	5.418%	9/20/71	2,276,199	2,227,403	(b)
Government National Mortgage Association (GNMA), 2022-H08 FA (30 Day Average SOFR + 0.750%)	5.205%	4/20/72	2,386,486	2,334,385	(b)
GS Mortgage Securities Corp. Trust, 2021-IP A (1 mo. Term SOFR + 1.064%)	6.397%	10/15/36	990,000	944,541	(a)(b)
Hawaii Hotel Trust, 2019-MAUI F (1 mo. Term SOFR + 2.797%)	8.129%	5/15/38	1,000,000	972,749	(a)(b)
Impac CMB Trust, 2007-A A (1 mo. Term SOFR + 0.614%)	5.934%	5/25/37	37,349	34,816	(a)(b)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2023 Quarterly Report	21

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. Term SOFR + 0.654%)	5.974%	11/25/36	$717,668	$568,092	(b)
IndyMac INDX Mortgage Loan Trust, 2004-AR14 2A1A (1 mo. Term SOFR + 0.834%)	6.154%	1/25/35	43,456	30,640	(b)
IndyMac INDX Mortgage Loan Trust, 2005-AR31 2A1	4.251%	1/25/36	551,781	497,681	(b)
JPMDB Commercial Mortgage Securities Trust, 2017-C7 A5	3.409%	10/15/50	893,000	803,942
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.844%	1/16/37	1,350,000	963,887	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-NYAH F (1 mo. Term SOFR + 2.304%)	7.637%	6/15/38	1,320,000	1,132,024	(a)(b)
JPMorgan Resecuritization Trust, 2009-10 7A2	7.054%	2/26/37	1,652,124	685,709	(a)(b)
Luminent Mortgage Trust, 2006-7 2A2 (1 mo. Term SOFR + 0.554%)	5.874%	12/25/36	17,684	17,655	(b)
Med Trust, 2021-MDLN E (1 mo. Term SOFR + 3.264%)	8.596%	11/15/38	975,319	932,098	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2003-A2 2M1	4.791%	3/25/33	5,046	4,096	(b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	4.421%	2/25/34	6,029	5,486	(b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A2	4.421%	2/25/34	256,682	233,569	(b)
MHC Commercial Mortgage Trust, 2021-MHC A (1 mo. Term SOFR + 0.915%)	6.247%	4/15/38	747,218	737,692	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	175,576	168,021
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. Term SOFR + 1.022%)	6.355%	11/15/34	285,906	283,348	(a)(b)
Morgan Stanley Capital I Trust, 2018-H4 XA, IO	0.997%	12/15/51	23,590,969	760,596	(b)
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. Term SOFR + 1.992%)	7.322%	5/15/36	526,746	507,561	(a)(b)
MSC Trust, 2021-ILP A (1 mo. Term SOFR + 0.892%)	6.225%	11/15/23	1,654,529	1,619,073	(a)(b)
New Residential Mortgage Loan Trust, 2017-2A B2	4.750%	3/25/57	299,095	274,782	(a)(b)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	119,404	109,182	(a)(b)
New Residential Mortgage Loan Trust, 2019-6A A1B	3.500%	9/25/59	481,157	432,572	(a)(b)

See Notes to Schedule of Investments.

22	Western Asset Short-Term Bond Fund 2023 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
New Residential Mortgage Loan Trust, 2022-NQM2 A1	3.079%	3/27/62	$1,187,896	$1,041,854	(a)(b)
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	1,014,075	843,927	(a)(b)
OPG Trust, 2021-PORT A (1 mo. Term SOFR + 0.598%)	5.931%	10/15/36	878,912	857,196	(a)(b)
Radnor RE Ltd., 2021-1 M1C (30 Day Average SOFR + 2.700%)	8.015%	12/27/33	1,320,000	1,339,837	(a)(b)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	3,889	1,566
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. Term SOFR + 0.664%)	5.984%	5/25/37	467,056	332,713	(b)
Sequoia Mortgage Trust, 2003-2 A2 (6 mo. USD LIBOR + 0.680%)	6.105%	6/20/33	71,438	67,659	(b)
SFO Commercial Mortgage Trust, 2021-555 D (1 mo. Term SOFR + 2.514%)	7.846%	5/15/38	920,000	712,165	(a)(b)
SG Residential Mortgage Trust, 2022-1 A1	3.166%	3/27/62	1,324,692	1,146,941	(a)(b)
SMR Mortgage Trust, 2022-IND F (1 mo. Term SOFR + 6.000%)	11.332%	2/15/39	1,484,360	1,304,890	(a)(b)
SREIT Trust, 2021-MFP A (1 mo. Term SOFR + 0.845%)	6.177%	11/15/38	1,650,000	1,620,658	(a)(b)
SREIT Trust, 2021-MFP2 A (1 mo. Term SOFR + 0.936%)	6.268%	11/15/36	1,450,000	1,426,525	(a)(b)
SREIT Trust, 2021-PALM A (1 mo. Term SOFR + 0.704%)	6.036%	10/15/34	1,650,000	1,610,361	(a)(b)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2 4A1	5.814%	3/25/34	42,813	40,246	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 1A1	4.821%	3/25/35	73,008	60,911	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-12 3A1	5.281%	6/25/35	5,168	4,651	(b)
Structured Asset Securities Corp., 2005-RF3 2A	3.962%	6/25/35	94,088	83,014	(a)(b)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2002-3 B2	6.500%	3/25/32	263,166	297,389	(b)
STWD Trust, 2021-FLWR E (1 mo. Term SOFR + 2.038%)	7.370%	7/15/36	2,200,000	2,089,161	(a)(b)
Tharaldson Hotel Portfolio Trust, 2018-THL D (1 mo. Term SOFR + 2.414%)	7.742%	11/11/34	793,879	773,576	(a)(b)
Towd Point Mortgage Trust, 2015-2 1B3	3.627%	11/25/60	900,000	727,217	(a)(b)
Towd Point Mortgage Trust, 2019-4 B1B	3.500%	10/25/59	910,000	612,093	(a)(b)
UBS Commercial Mortgage Trust, 2017-C4 A4	3.563%	10/15/50	1,330,000	1,200,585
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1	5.372%	8/20/35	2,855	2,699	(b)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2023 Quarterly Report	23

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR5 A7	4.825%	6/25/33	$13,464	$13,255	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR4 A5	3.908%	4/25/35	9,488	8,877	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR19 A1B2 (1 mo. Term SOFR + 0.934%)	5.844%	12/25/45	18,603	17,547	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR13 2A (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.500%)	6.126%	10/25/46	347,852	309,804	(b)
WMRK Commercial Mortgage Trust, 2022- WMRK A (1 mo. Term SOFR + 2.789%)	8.121%	11/15/27	2,070,000	2,075,013	(a)(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $84,968,259)				78,665,565

MORTGAGE-BACKED SECURITIES - 7.1%
FHLMC - 1.1%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33	60,838	57,213
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	6/1/35-11/1/35	3,142,140	2,807,122
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	2/1/51	64,760	51,609
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	7/1/52	459,975	435,203
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.495%)	5.137%	6/1/43	87,713	86,878	(b)
Federal Home Loan Mortgage Corp. (FHLMC) (30 Day Average SOFR + 2.184%)	1.779%	8/1/51	3,924,613	3,443,919	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/32	21,267	22,051
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38-4/1/38	53,496	47,645

Total FHLMC				6,951,640

FNMA - 5.4%
Federal National Mortgage Association (FNMA)	7.000%	2/1/27-8/1/32	50,616	50,458
Federal National Mortgage Association (FNMA)	2.500%	2/1/35-10/1/51	5,062,001	4,291,465
Federal National Mortgage Association (FNMA)	3.000%	2/1/36-3/1/40	2,806,181	2,508,114
Federal National Mortgage Association (FNMA)	4.500%	11/1/38	2,627,084	2,535,992
Federal National Mortgage Association (FNMA)	2.000%	7/1/51-11/1/51	354,941	272,975

See Notes to Schedule of Investments.

24	Western Asset Short-Term Bond Fund 2023 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	5.500%	8/1/52	$5,340,177	$5,166,037
Federal National Mortgage Association (FNMA)	2.000%	10/1/53	6,700,000	5,097,758	(e)
Federal National Mortgage Association (FNMA)	2.500%	10/1/53	6,100,000	4,842,579	(e)
Federal National Mortgage Association (FNMA)	3.000%	10/1/53	3,900,000	3,225,270	(e)
Federal National Mortgage Association (FNMA)	4.000%	10/1/53	3,400,000	3,027,328	(e)
Federal National Mortgage Association (FNMA)	6.000%	10/1/53	600,000	592,172	(e)
Federal National Mortgage Association (FNMA)	6.500%	10/1/53	700,000	703,227	(e)
Federal National Mortgage Association (FNMA)	4.000%	2/1/56-6/1/57	344,935	313,387
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	6.536%	9/1/37	351,481	352,274	(b)
Federal National Mortgage Association (FNMA) (30 Day Average SOFR + 2.120%)	1.924%	11/1/51	2,442,278	2,159,115	(b)

Total FNMA				35,138,151

GNMA - 0.6%
Government National Mortgage Association (GNMA)	6.000%	11/15/28	3,713	3,680
Government National Mortgage Association (GNMA)	6.500%	8/15/34	43,478	44,607
Government National Mortgage Association (GNMA)	7.000%	3/15/36	16,387	16,939
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	175,424	151,616
Government National Mortgage Association (GNMA)	3.500%	6/15/48-5/15/50	155,037	139,293
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-10/20/49	87,460	77,614
Government National Mortgage Association (GNMA) II	4.000%	2/20/48-4/20/48	11,699	10,694
Government National Mortgage Association (GNMA) II	5.000%	5/20/48-4/20/49	85,049	81,802
Government National Mortgage Association (GNMA) II	4.500%	8/20/48-9/20/52	384,655	358,228
Government National Mortgage Association (GNMA) II	2.500%	12/20/50-2/20/53	1,603,728	1,312,236
Government National Mortgage Association (GNMA) II	4.000%	10/20/53	1,000,000	901,055	(e)
Government National Mortgage Association (GNMA) II	6.500%	10/20/53	400,000	402,281	(e)

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2023 Quarterly Report	25

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II (1 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.077%)	6.229%	7/20/60	$12,938	$12,936	(b)
Government National Mortgage Association (GNMA) II (1 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.092%)	7.219%	8/20/60	300,793	306,119	(b)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.104%)	6.345%	7/20/60	22,386	22,359	(b)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.440%)	6.700%	2/20/60	117,143	117,390	(b)

Total GNMA				3,958,849

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $49,144,435)				46,048,640

SENIOR LOANS - 1.2%
COMMUNICATION SERVICES - 0.3%
Media - 0.3%
Charter Communications Operating LLC, Term Loan B1 (3 mo. Term SOFR + 1.750%)	7.116%	4/30/25	490,885	491,806	(b)(f)(g)
Charter Communications Operating LLC, Term Loan B2 (3 mo. Term SOFR + 1.750%)	7.116%	2/1/27	491,049	491,080	(b)(f)(g)
Nexstar Media Inc., Term Loan B4 (1 mo. Term SOFR + 2.614%)	7.931%	9/18/26	442,828	442,827	(b)(f)(g)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. Term SOFR + 2.614%)	7.947%	1/31/28	750,000	730,549	(b)(f)(g)

TOTAL COMMUNICATION SERVICES				2,156,262

CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1 (1 mo. Term SOFR + 2.864%)	8.192%	9/23/26	491,184	491,017	(b)(f)(g)

Specialty Retail - 0.1%
Rent-A-Center Inc., Term Loan B2 (3 mo. Term SOFR + 3.512%)	8.881%	2/17/28	700,756	700,210	(b)(f)(g)

TOTAL CONSUMER DISCRETIONARY				1,191,227

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Pilot Travel Centers LLC, Initial Term Loan B (1 mo. Term SOFR + 2.100%)	7.416%	8/4/28	734,962	734,962	(b)(f)(g)

See Notes to Schedule of Investments.

26	Western Asset Short-Term Bond Fund 2023 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FINANCIALS - 0.4%
Financial Services - 0.3%
Hudson River Trading LLC, Term Loan (3 mo. Term SOFR + 3.262%)	8.631%	3/20/28	$736,776	$733,552	(b)(f)(g)
Setanta Aircraft Leasing DAC, Term Loan (3 mo. USD LIBOR + 2.262%)	7.652%	11/5/28	750,000	750,589	(b)(f)(g)
VFH Parent LLC, Initial Term Loan (1 mo. Term SOFR + 3.100%)	8.418%	1/13/29	495,000	492,421	(b)(f)(g)

Total Financial Services				1,976,562

Insurance - 0.1%
Asurion LLC, New Term Loan B9 (1 mo. Term SOFR + 3.364%)	8.681%	7/31/27	491,184	475,589	(b)(f)(g)

TOTAL FINANCIALS				2,452,151

INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.1%
APi Group DE Inc., Initial Term Loan (1 mo. Term SOFR + 2.614%)	7.931%	10/1/26	675,840	677,584	(b)(f)(g)

Ground Transportation - 0.1%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. Term SOFR + 2.100%)	7.490%	12/30/26	736,641	736,678	(b)(f)(g)

TOTAL INDUSTRIALS				1,414,262

TOTAL SENIOR LOANS (Cost - $7,994,415)				7,948,864

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.3%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.3%
SOFR 1-Year Mid-Curve Futures, Put @ $97.000	10/13/23	285	712,500	1,132,875
SOFR 1-Year Mid-Curve Futures, Put @ $95.875	12/15/23	137	342,500	200,363
SOFR 1-Year Mid-Curve Futures, Put @ $96.000	12/15/23	323	807,500	553,137
U.S. Treasury 5-Year Notes Futures, Call @ $106.000	10/27/23	69	69,000	21,023
U.S. Treasury 5-Year Notes Futures, Call @ $106.250	10/27/23	117	117,000	27,422

TOTAL PURCHASED OPTIONS (Cost - $850,094)				1,934,820

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2023 Quarterly Report	27

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SOVEREIGN BONDS - 0.1%
Supranational - 0.1%
Asian Development Bank, Senior Notes (Cost - $826,839)	1.500%	1/20/27	$830,000	$746,282

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $694,063,351)				664,110,278

			SHARES
SHORT-TERM INVESTMENTS - 2.8%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $18,190,119)	5.259%		18,190,119	18,190,119	(h)(i)

TOTAL INVESTMENTS - 105.2% (Cost - $712,253,470)				682,300,397
Liabilities in Excess of Other Assets - (5.2)%				(33,503,030)

TOTAL NET ASSETS - 100.0%				$648,797,367

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2023, the Fund held TBA securities with a total cost of $19,075,297.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(h)	Rate shown is one-day yield as of the end of the reporting period.

(i)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2023, the total market value of investments in Affiliated Companies was $18,190,119 and the cost was $18,190,119 (Note 2).

See Notes to Schedule of Investments.

28	Western Asset Short-Term Bond Fund 2023 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
IBOR	— Interbank Offered Rate
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At September 30, 2023, the Fund had the following written options contracts:

EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
SOFR 1-Year Mid-Curve Futures, Put	10/13/23	$96.250	285	$712,500	$(600,281)
SOFR 1-Year Mid-Curve Futures, Put	10/13/23	96.500	285	712,500	(776,625)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.250	274	685,000	(131,863)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.375	646	1,615,000	(407,787)
U.S. Treasury 5-Year Notes Futures, Call	10/27/23	106.750	43	43,000	(5,711)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $653,161)					$(1,922,267)

Abbreviation(s) used in this schedule:

SOFR	— Secured Overnight Financing Rate

At September 30, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	151	3/25	$36,187,402	$36,017,275	$(170,127)
3-Month SOFR	304	3/26	73,122,941	72,994,200	(128,741)
U.S. Treasury 2-Year Notes	1,478	12/23	300,317,910	299,606,766	(711,144)

					(1,010,012)

Contracts to Sell:
3-Month SOFR	183	3/24	43,483,966	43,256,625	227,341

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2023 Quarterly Report	29

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell (continued)
U.S. Treasury 5-Year Notes	896	12/23	$94,842,174	$94,402,004	$440,170
U.S. Treasury 10-Year Notes	409	12/23	44,892,934	44,197,563	695,371
U.S. Treasury Long-Term Bonds	27	12/23	3,207,672	3,072,094	135,578
U.S. Treasury Ultra Long-Term Bonds	6	12/23	761,029	712,125	48,904

					1,547,364

Net unrealized appreciation on open futures contracts					$537,352

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

At September 30, 2023, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
$185,149,000	1/31/24	5.410%**	Daily U.S. Federal Funds Intraday Effective Rate**	$6,844	—	$6,844
25,291,000	9/30/24	Daily SOFR Compound annually	3.500% annually	(474,246)	$7,213	(481,459)
19,216,000	10/14/24	Daily SOFR Compound annually	2.770% annually	(512,249)	216	(512,465)
7,993,000	10/14/27	2.600% annually	Daily SOFR Compound annually	543,645	2,613	541,032
51,170,000	2/29/28	Daily SOFR Compound annually	4.000% annually	(714,320)	10,593	(724,913)

See Notes to Schedule of Investments.

30	Western Asset Short-Term Bond Fund 2023 Quarterly Report

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$2,253,000	4/30/29	3.270% annually	Daily SOFR Compound annually	$119,682	$(39,646)	$159,328
	11,345,000	9/30/29	3.250% annually	Daily SOFR Compound annually	641,004	6,603	634,401

Total	$302,417,000				$(389,640)	$(12,408)	$(377,232)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.41 Index	$12,898,400	12/20/28	1.000% quarterly	$(154,502)	$(176,247)	$21,745

1

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2023 Quarterly Report	31

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short-Term Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third

32

Notes to Schedule of Investments (unaudited) (continued)

party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

33

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$346,743,860	—	$346,743,860
U.S. Government & Agency Obligations	—	93,669,508	—	93,669,508
Asset-Backed Securities	—	88,352,739	—	88,352,739
Collateralized Mortgage Obligations	—	78,665,565	—	78,665,565
Mortgage-Backed Securities	—	46,048,640	—	46,048,640
Senior Loans	—	7,948,864	—	7,948,864
Purchased Options	$1,934,820	—	—	1,934,820
Sovereign Bonds	—	746,282	—	746,282

Total Long-Term Investments	1,934,820	662,175,458	—	664,110,278

Short-Term Investments†	18,190,119	—	—	18,190,119

Total Investments	$20,124,939	$662,175,458	—	$682,300,397

Other Financial Instruments:
Futures Contracts††	$1,547,364	—	—	$1,547,364
Centrally Cleared Interest Rate Swaps††	—	$1,341,605	—	1,341,605
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection††	—	21,745	—	21,745

Total Other Financial Instruments	$1,547,364	$1,363,350	—	$2,910,714

Total	$21,672,303	$663,538,808	—	$685,211,111

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$1,922,267	—	—	$1,922,267
Futures Contracts††	1,010,012	—	—	1,010,012
Centrally Cleared Interest Rate Swaps††	—	$1,718,837	—	1,718,837

Total	$2,932,279	$1,718,837	—	$4,651,116

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Notes to Schedule of Investments (unaudited) (continued)

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2023. The following transactions were effected in such company for the period ended September 30, 2023.

	Affiliate Value at December 31, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$23,437,784	$191,468,509	191,468,509	$196,716,174	196,716,174

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2023
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$1,129,879	—	$18,190,119

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